Leases - Summary of Maturity Analysis of Lease Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 385	£ 677
Less: effect of discounting	(14)	(32)
Discounted lease liabilities	371	645	£ 806
Not later than 1 year [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	216	296
Later than 1 year and not later than 3 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 169	307
Later than 3 years and not later than 5 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments		£ 74